Note 6 - Patents (Details Textual) - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Asset Impairment Charges, Total	$ 0	$ 0	$ 0	$ 0	$ 0
Amortization of Intangible Assets, Total				95,000	$ 102,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 75,000			$ 75,000